                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------------------------------
  This Amendment (Check only one.):      [  ] is a restatement.
                                         [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clariden Asset Management (New York) Inc.
             ----------------------------------------------------------
Address:     12 East 49th Street
             ----------------------------------------------------------
             36th Floor
             ----------------------------------------------------------
             New York, NY 10017
             ----------------------------------------------------------


Form 13F File Number:  28-
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Stefan M. Hausherr
             ----------------------------------------------------------
Title:       Chief Financial/Operating Officer
             ----------------------------------------------------------
Phone:       (212) 888-8771
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ STEFAN M. HAUSHERR        New York, NY                   11.07.2001
-------------------------   --------------------------  ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number            Name


        28-
           --------------------         ----------------------
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          0
                                            ---------------------------

Form 13F Information Table Entry Total:     81
                                            ---------------------------

Form 13F Information Table Value Total:     41,487
                                            ---------------------------
                                                    (thousands)


List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.     Form 13F File Number    Name

                28-
        _____      ------------------   --------------------

        [Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Item: 6 Investment
                                                                                                      Discretion    (a)
                                                                    Item 4: Fair  Item 5: Shares      Sole (b) Shared As
                             Item 2: Title         Item 3: CUSIP    Market Value   of Principal     Defined In Instr. V (c)
 Item 1: Name of Issuer        of Class                Number        (TUSD)           Amount              Shared Other
------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS          COM                  000886101            664        190,400             Sole
AMAZON.COM INC (AMZN)           COM                  023135106              4            600             Sole
AOL TIME WARNER INC             COM                  02364J104            791         23,900             Sole
AMERICAN EXPRESS CO             COM                  025816109            827         28,450             Sole
AMGEN INC                       COM                  031162100            746         12,700             Sole
APPLERA CORP-CELERA GENO        COM AP BIO GRP       038020202          1,614         66,975             Sole
ASK JEEVES INC                  COM                  045174109             10         10,275             Sole
ASM INTL NV -USD-               COM                  N07059111            818         71,100             Sole
AT HOME CORP -A-                COM SER A            045919107             33        223,300             Sole
ATMEL CORP                      COM                  049513104             13          2,000             Sole
BEA SYSTEMS INC                 COM                  073325102             94          9,800             Sole
BIOGEN INC                      COM                  090597105          1,117         20,100             Sole
BOEING CO                       COM                  097023105            568         16,950             Sole
BRISTOL MYERS SQUIBB CO         COM                  110122108             22            400             Sole
BROADVISION INC                 COM                  111412102            123        135,075             Sole
CALLAWAY GOLF CO                COM                  131193104            727         56,775             Sole
CALPINE CORP                    COM                  131347106            490         21,500             Sole
CENDANT CORPORATION             COM                  151313103          1,345        105,100             Sole
CISCO SYSTEMS INC               COM                  17275R102             62          5,050             Sole
CITIGROUP INC                   COM                  172967101          1,392         34,375             Sole
CLOROX CO DEL                   COM                  189054109            144          3,900             Sole
COMMERCE ONE INC DEL            COM                  200693109            183         74,350             Sole
CONEXANT SYSTEMS INC            COM                  207142100            758         91,300             Sole
CONSECO INC                     COM                  208464107          1,253        172,600             Sole
CORNING INC                     COM                  219350105            136         15,400             Sole
DIGITAL RIVER INC               COM                  25388B104          1,730        232,175             Sole
EARTHLINK INC                   COM                  270321102          1,307         85,850             Sole
ENTERASYS NETWORKS INC          COM                  293637104             23          3,600             Sole
EXODUS COMMUNICATIONS           COM                  302088109             23        114,100             Sole
FREEMARKETS INC                 COM                  356602102            681         64,375             Sole
GAP INC                         COM                  364760108            570         47,675             Sole
GENERAL ELECTRIC CO             COM                  369604103             74          2,000             Sole
GEORGIA PACIFIC CORP            COM GA PAC GRP       373298108          1,876         65,168             Sole
GILLETTE CO                     COM                  375766102              1             50             Sole
GLOBAL CROSSING LTD             COM                  G3921A100            276        153,150             Sole
GRUPO TRIBASA SA -ADR-          SP ADR NEW 20S       40049F204             58         23,500             Sole
HEWLETT PACKARD CO              COM                  428236103            965         59,909             Sole
HOME DEPOT INC                  COM                  437076102             50          1,300             Sole
ICN PHARMACEUTICALS INC NEW     COM                  448924100            588         22,300             Sole
IMMUNEX CORP                    COM                  452528102          1,716         91,875             Sole


                                                            (SEC USE ONLY)
------------------------------------------------------------------------------------



                             Item 7: Managers      Item 8: Voting Authority (Shares)
 Item 1: Name of Issuer        See Instr. V        (a) Sole    (b) Shared (c) None
------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS                                            None
AMAZON.COM INC (AMZN)                                             None
AOL TIME WARNER INC                                               None
AMERICAN EXPRESS CO                                               None
AMGEN INC                                                         None
APPLERA CORP-CELERA GENO                                          None
ASK JEEVES INC                                                    None
ASM INTL NV -USD-                                                 None
AT HOME CORP -A-                                                  None
ATMEL CORP                                                        None
BEA SYSTEMS INC                                                   None
BIOGEN INC                                                        None
BOEING CO                                                         None
BRISTOL MYERS SQUIBB CO                                           None
BROADVISION INC                                                   None
CALLAWAY GOLF CO                                                  None
CALPINE CORP                                                      None
CENDANT CORPORATION                                               None
CISCO SYSTEMS INC                                                 None
CITIGROUP INC                                                     None
CLOROX CO DEL                                                     None
COMMERCE ONE INC DEL                                              None
CONEXANT SYSTEMS INC                                              None
CONSECO INC                                                       None
CORNING INC                                                       None
DIGITAL RIVER INC                                                 None
EARTHLINK INC                                                     None
ENTERASYS NETWORKS INC                                            None
EXODUS COMMUNICATIONS                                             None
FREEMARKETS INC                                                   None
GAP INC                                                           None
GENERAL ELECTRIC CO                                               None
GEORGIA PACIFIC CORP                                              None
GILLETTE CO                                                       None
GLOBAL CROSSING LTD                                               None
GRUPO TRIBASA SA -ADR-                                            None
HEWLETT PACKARD CO                                                None
HOME DEPOT INC                                                    None
ICN PHARMACEUTICALS INC NEW                                       None
IMMUNEX CORP                                                      None


----------------------------------------------------------------------------------------------------------------------------
                                                                                                     Item: 6 Investment
                                                                                                      Discretion    (a)
                                                                    Item 4: Fair  Item 5: Shares      Sole (b) Shared As
                             Item 2: Title         Item 3: CUSIP    Market Value   of Principal     Defined In Instr. V (c)
 Item 1: Name of Issuer        of Class                Number         (TUSD)          Amount              Shared Other
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                   COM                  45678T102            431        299,534             Sole
INTEL CORP                      COM                  458140100             85          4,175             Sole
INTERNAT FIBERCOM INC           COM                  45950T101            125        104,400             Sole
----------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS            COM                  464330109            383         22,450             Sole
J P MORGAN CHASE & CO           COM                  46625H100             36          1,050             Sole
LAM RESEARCH CORP               COM                  512807108            956         56,388             Sole
LOEWS CORP                      COM                  540424108            857         18,525             Sole
MERCK & CO INC (MRK)            COM                  589331107             47            700             Sole
METRIS COMPANIES INC            COM                  591598107            510         20,600             Sole
MICRON TECHNOLOGY INC           COM                  595112103            927         49,250             Sole
MORGAN STANL.DEAN WITTER        COM NEW              617446448          1,151         24,825             Sole
NASDAQ 100 TR                   UNIT SER 1           631100104            580         20,000             Sole
NETSILICON INC                  COM                  64115X105              4          2,000             Sole
NOKIA OYJ -SP.ADR- -A-          SPONSORED ADR        654902204             38          2,400             Sole
NOVELL INC                      COM                  670006105              3            900             Sole
OXFORD HEALTH PLANS INC         COM                  691471106          1,318         46,395             Sole
PALM INC                        COM                  696642107              5          3,600             Sole
PFIZER INC                      COM                  717081103             48          1,200             Sole
POWER ONE INC                   COM                  739308104             81         13,250             Sole
PRICELINE.COM INC               COM                  741503106            267         70,400             Sole
PROVIDIAN FINL CORP             COM                  74406A102            256         12,700             Sole
QUALCOMM INC                    COM                  747525103            371          7,800             Sole
RETEK INC                       COM                  76128Q109          1,095         86,755             Sole
RIVERSTONE NETWORKS INC         COM                  769320102             10          1,845             Sole
SILICON STORAGE TECH            COM                  827057100            404         87,240             Sole
SPRINT CORP -FON GROUP-         COM FON GROUP        852061100            355         14,800             Sole
SUN MICROSYSTEMS INC            COM                  866810104             91         11,000             Sole
TALK AMERICA HOLDINGS INC       COM                  87426R103            204        453,800             Sole
TELE NORTE -SP.ADR--PREF        SPON ADR PFD         879246106              1            117             Sole
TELEBRAS -HOLDRS- 1 ADR         SPONSORED ADR        879287308             25          1,000             Sole
TERADYNE INC                    COM                  880770102            567         29,100             Sole
TERAYON COMMUNI                 COM                  880775101            871        121,200             Sole
TEXTRON INC                     COM                  883203101             40          1,200             Sole
TYCO INTERNATIONAL LTD          COM                  902124106          1,072         23,550             Sole
US BANCORP                      COM NEW              902973304            625         28,200             Sole
VERISIGN INC                    COM                  92343E102          1,333         31,817             Sole
VIGNETTE CORP                   COM                  926734104            492        138,850             Sole
VIRATA CORP                     COM                  927646109            950         95,200             Sole
WAL-MART STORES INC             COM                  931142103             74          1,500             Sole
WELLS FARGO & CO                COM                  949746101            816         18,350             Sole
XO COMMUNICATIONS -A-           CL A                 983764101            111        271,557             Sole
----------------------------------------------------------------------------------------------------------------------------

Column Totals                                                          41,487


                                                            (SEC USE ONLY)
------------------------------------------------------------------------------------



                             Item 7: Managers      Item 8: Voting Authority (Shares)
 Item 1: Name of Issuer        See Instr. V        (a) Sole    (b) Shared (c) None
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
INFOSPACE INC                                                     None
INTEL CORP                                                        None
INTERNAT FIBERCOM INC                                             None
------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS                                              None
J P MORGAN CHASE & CO                                             None
LAM RESEARCH CORP                                                 None
LOEWS CORP                                                        None
MERCK & CO INC (MRK)                                              None
METRIS COMPANIES INC                                              None
MICRON TECHNOLOGY INC                                             None
MORGAN STANL.DEAN WITTER                                          None
NASDAQ 100 TR                                                     None
NETSILICON INC                                                    None
NOKIA OYJ -SP.ADR- -A-                                            None
NOVELL INC                                                        None
OXFORD HEALTH PLANS INC                                           None
PALM INC                                                          None
PFIZER INC                                                        None
POWER ONE INC                                                     None
PRICELINE.COM INC                                                 None
PROVIDIAN FINL CORP                                               None
QUALCOMM INC                                                      None
RETEK INC                                                         None
RIVERSTONE NETWORKS INC                                           None
SILICON STORAGE TECH                                              None
SPRINT CORP -FON GROUP-                                           None
SUN MICROSYSTEMS INC                                              None
TALK AMERICA HOLDINGS INC                                         None
TELE NORTE -SP.ADR--PREF                                          None
TELEBRAS -HOLDRS- 1 ADR                                           None
TERADYNE INC                                                      None
TERAYON COMMUNI                                                   None
TEXTRON INC                                                       None
TYCO INTERNATIONAL LTD                                            None
US BANCORP                                                        None
VERISIGN INC                                                      None
VIGNETTE CORP                                                     None
VIRATA CORP                                                       None
WAL-MART STORES INC                                               None
WELLS FARGO & CO                                                  None
XO COMMUNICATIONS -A-                                             None
------------------------------------------------------------------------------------

Column Totals